Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2018
Financial Instruments By Category
Schedule of financial assets and financial liabilities

Financial assets and financial liabilities as of June 30, 2018 are as follows:

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2018
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	18,648	-	-	-	18,648	5,246	23,894
Investments in financial assets:
- Public companies’ securities	-	-	-	135	135	-	135
- Private companies’ securities	-	-	-	1,168	1,168	-	1,168
- Deposits	1,397	-	-	-	1,397	-	1,397
- Bonds	10	-	505	-	515	-	515
- Others	-	-	-	793	793	-	793
- Investments in financial assets with quotation	-	23,198	-	-	23,198	-	23,198
Derivative financial instruments:
- Foreign-currency future contracts	-	-	71	-	71	-	71
- Others	-	-	16	-	16	-	16
Restricted assets (ii)	6,289	-	-	-	6,289	-	6,289
Financial assets held for sale:
- Clal	-	12,254	-	-	12,254	-	12,254
Cash and cash equivalents:
- Cash at bank and on hand	6,452	-	-	-	6,452	-	6,452
- Short-term investments	28,334	2,531	-	-	30,865	-	30,865
Total assets	61,130	37,983	592	2,096	101,801	5,246	107,047

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss			Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2018
Liabilities as per Statement of Financial Position
Trade and other payables	10,265	-	-	-	10,265	7,836	18,101
Borrowings (excluding finance leases)	206,617	-	-	-	206,617	-	206,617
Derivative financial instruments:
- Foreign-currency future contracts	-	-	8	-	8	-	8
- Swaps	-	-	47	-	47	-	47
- Others	-	8	-	24	32	-	32
- Forwards	-	-	118	-	118	-	118
Total liabilities	216,882	8	173	24	217,087	7,836	224,923

(i)	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 20).

Financial assets and financial liabilities as of June 30, 2017 were as follows:

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2017
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	18,731	-	-	-	18,731	3,819	22,550
Investments in financial assets:
- Public companies’ securities	-	-	-	82	82	-	82
- Private companies’ securities	-	-	-	964	964	-	964
- Deposits	1,235	-	-	-	1,235	-	1,235
- Bonds	-	-	425	-	425	-	425
- Investments in financial assets with quotation	-	11,017	-	-	11,017	-	11,017
Derivative financial instruments:
- Warrants	-	-	26	-	26	-	26
- Foreign-currency future contracts	-	-	27	-	27	-	27
- Swaps	-	-	29	-	29	-	29
Restricted assets (ii)	954	-	-	-	954	-	954
Financial assets held for sale:
- Clal	-	8,562	-	-	8,562	-	8,562
Cash and cash equivalents:
- Cash at bank and on hand	8,529	-	-	-	8,529	-	8,529
- Short term investments	14,510	1,815	-	-	16,325	-	16,325
Total assets	43,959	21,394	507	1,046	66,906	3,819	70,725

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss			Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2017
Liabilities as per Statement of Financial Position
Trade and other payables	16,166	-	-	-	16,166	7,713	23,879
Borrowings (excluding finance leases)	129,411	-	-	-	129,411	-	129,411
Derivative financial instruments:
- Foreign-currency future contracts	-	-	5	-	5	-	5
- Forwards	-	5	152	10	167	-	167
Total liabilities	145,577	5	157	10	145,749	7,713	153,462

(i)	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 19).
(ii)	Corresponds to deposits in guarantee and escrows.

Schedule of book value of financial instruments recognized

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	As of June 30, 2018			As of June 30, 2017
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	19,523	(875)	18,648	19,602	(871)	18,731
Financial liabilities
Trade and other payables	11,140	(875)	10,265	17,037	(871)	16,166

Schedule of income, expense, gains and losses on financial instruments

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2018
Interest income	740	-	740
Interest expense	(7,745)	-	(7,745)
Foreign exchange (losses) / gains, net	(9,864)	-	(9,864)
Dividend income	40	42	82
Loss on debt swap	(2,228)	-	(2,228)
Capitalized finance costs	74	-	74
Fair value gain on financial assets at fair value through profit or loss (i)	-	426	426
(Loss) / Gain on derivative financial instruments, net	1	169	170
Other finance costs	(356)	-	(356)
Net (loss) / income (i)	(19,338)	637	(18,701)

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2017
Interest income	704	-	704
Interest expense	(6,092)	-	(6,092)
Foreign exchange (losses) / gains, net	(1,079)	4	(1,075)
Finance cost charged	3
Dividend income	33	35	68
Fair value gain on financial assets at fair value through profit or loss	-	2,928	2,928
(Loss) / Gain on derivative financial instruments, net	(46)	158	112
Other finance costs	(743)	-	(743)
Net (loss) / income (i)	(7,220)	3,125	(4,095)

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2016
Interest income	619	-	619
Interest expense	(2,307)	(23)	(2,330)
Foreign exchange (losses) / gains, net	(2,053)	6	(2,047)
Dividend income	-	72	72
Fair value gain on financial assets at fair value through profit or loss	-	(1,445)	(1,445)
(Loss) / Gain on derivative financial instruments, net	-	927	927
Other finance costs	(515)	(106)	(621)
Fair value loss on associates (ii)	-	79	79
Net (loss) / income (i)	(4,256)	(490)	(4,746)

(i)	Included within “Financial results, net“ in the Statements of Income.
(ii)	Included in “Share of profit / (loss) of associates and joint ventures” in the Statement of Income.

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments

The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Trade and other receivables -. Cellcom	Discounted cash flows	Discount interest rate.	Level 3	3.3
Interest rate swaps	Cash flows - Theoretical price	Interest rate futures contracts and cash flows	Level 2	-
Preferred shares of Condor	Binomial tree – Theoretical price I	Underlying asset price (Market price); share price volatility (historical) and market interest rate (Libor rate curve).	Level 3	Underlying asset price 1.8 to 2.2 Share price volatility 58% to 78% Market interest-rate 1.7% to 2.1%
Promissory note	Discounted cash flows - Theoretical price	Market interest-rate (Libor rate curve)	Level 3	Market interest-rate 1.8% to 2.2%
Warrants of Condor	Black-Scholes – Theoretical price	Underlying asset price (Market price); share price volatility (historical) and market interest rate (Libor rate curve).	Level 2	Underlying asset price 1.8 to 1.7 Share price volatility 58% to 78% Market interest-rate 1.7% to 2.1%
TGLT Non-convertible Notes	Black-Scholes – Theoretical price	Underlying asset price (Market price); share price volatility (historical) and market interest rate.	Level 3	Underlying asset price 8 to 12 Share price volatility 50% to 70% Market interest-rate 8% to 9%
Call option of Arcos	Discounted cash flows	Projected revenues and discounting rate.	Level 3	-
Investments in financial assets - Other private companies’ securities (*)	Cash flow / NAV - Theoretical price

Projected revenue discounted at the discount rate

The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investments assessments.

			Level 3	1 - 3.5
Investments in financial assets - Others	Discounted cash flows - Theoretical price

Projected revenue discounted at the discount rate

The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investment assessments.

			Level 3	1 - 3.5
Derivative financial instruments - Forwards	Theoretical price	Underlying asset price and volatility	Level 2 and 3	-

(*) An increase in the discount rate would decrease the value of investments in private companies, while an increase in projected revenues would increase their value.

Schedule of changes in Level 3 instruments

The following table presents the changes in Level 3 financial instruments as of June 30, 2018 and 2017:

	Investments in financial assets - Public companies’ Securities	Derivative financial instruments - Forwards	Investments in financial assets - Private companies’ Securities	Investment in financial assets - Others	Loans - non-recourse loan	Total
Balances at June 30, 2016	499	-	1,324	140	(10,999)	(9,036)
Additions and acquisitions	65	(8)	44	-	-	101
Cumulative translation adjustment	21	(2)	169	6	242	436
Reclassification to liabilities held for sale (Note 4)	-	-	-	-	11,272	11,272
Write off	(702)	66	-	(146)	-	(782)
Gain / (loss) for the year (i)	199	(66)	(573)	-	(515)	(955)
Balances at June 30, 2017	82	(10)	964	-	-	1,036
Additions and acquisitions	-	-	34	526	-	560
Transfer to level 1 (ii)	-	-	(100)	-	-	(100)
Transfer to current trade and other receivables	-	-	-	-	-	-
Cumulative translation adjustment	-	(14)	489	78	-	553
Deconsolidation (see Note 4.G.)	-	-	(126)	-	-	(126)
Write off	(67)	-	-	-	-	(67)
Gain / (loss) for the year (i)	120	-	(93)	189	-	216
Balances at June 30, 2018	135	(24)	1,168	793	-	2,072

(i)	Included within “Financial results, net” in the Statements of income.
(ii)	The Group transferred a financial asset measured at fair value from level 3 to level 1, because it began trading in the stock exchange.